CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
REVENUES		$ 32,754	$ 37,065	$ 41,350
Cost of revenues		(31,427)	(34,248)	(34,802)
Gross profit		1,327	2,817	6,548
Operating expenses
R&D expenses		(41)	(117)	(90)
Selling, general and administrative expenses		(4,704)	(4,699)	(4,961)
Operating profit (loss)		(3,418)	(1,999)	1,497
Financial expenses, net		(298)	(309)	(259)
Other income (loss), net		15	(259)	6
Profit (loss) before income tax expense		(3,701)	(2,567)	1,244
Income tax expense		(74)	(1,158)	(218)
Net profit (loss)		(3,775)	(3,725)	1,026
Net loss attributable to non-controlling interest			101	17
Net profit (loss) attributable to Eltek Ltd.		(3,775)	(3,624)	1,043
Other comprehensive loss:
Foreign currency translation adjustments		600	115	(6)
Comprehensive income (loss)		(3,175)	(3,610)	1,020
Comprehensive income (loss) attributable to non-controlling interest			91	(8)
Comprehensive income (loss) attributable to Eltek Ltd.		$ (3,175)	$ (3,701)	$ 1,028
Basic and diluted net profit (loss) per ordinary share attributable to Eltek Ltd. shareholders	[1]	$ (1.58)	$ (1.82)	$ 0.51
Weighted average number of ordinary shares used to compute basic and diluted net profit (loss) per ordinary share attributable to Eltek Ltd. shareholders		2,028,552	2,028,552	2,028,552

[1]	Respectively adjusted to reflect reverse split of shares.